INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OPERATING ACTIVITIES
Net income	$ 211,000	$ 134,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	352,000	392,000
Share-based compensation	42,000	42,000
Gain on acquisition of joint venture interest	(31,000)	0
Finance income	(39,000)	(47,000)
Finance expense	25,000	37,000
Deferred income taxes, net	(64,000)	23,000
Gain on disposal of property, plant and equipment	(32,000)	(3,000)
Other operating activities	(12,000)	(9,000)
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	0	158,000
Inventories	(177,000)	(180,000)
Trade and other payables	33,000	(75,000)
Adjustments for increase (decrease) in changes in assets and liabilities	(144,000)	(97,000)
Interest received	32,000	40,000
Interest paid	(8,000)	(21,000)
Income taxes paid	(1,000)	(3,000)
Net cash provided by operating activities	331,000	488,000
INVESTING ACTIVITIES
Acquisition of joint venture interest, net of cash acquired	(19,000)	0
Purchases of property, plant and equipment and intangible assets	(166,000)	(227,000)
Purchases of marketable securities	(397,000)	(697,000)
Proceeds from sale of marketable securities	50,000	21,000
Proceeds from maturities of marketable securities	286,000	305,000
Proceeds from the sale of property plant and equipment and other	35,000	(2,000)
Net cash used in investing activities	(211,000)	(600,000)
FINANCING ACTIVITIES
Repayments of debt and lease obligations	(733,000)	(50,000)
Proceeds from issuance of equity instruments	16,000	23,000
Net cash used in financing activities	(717,000)	(27,000)
Effect of exchange rate changes on cash and cash equivalents	1,000	(1,000)
Net decrease in cash and cash equivalents	(596,000)	(140,000)
Cash and cash equivalents at the beginning of the period	2,192,000	2,387,000
Cash and cash equivalents at the end of the period	$ 1,596,000	$ 2,247,000